Income and Expenses - Schedule of Operating Expenses (Details) - CHF (SFr) SFr in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		SFr 29,247	SFr 22,224	SFr 9,568
General and administrative expenses		17,487	11,064	4,624
Operating expenses		81,597	33,288	14,192
Personnel Expense
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		6,509	4,608	4,407
General and administrative expenses		7,029	4,449	2,416
Operating expenses		13,538	9,056	6,823
Payroll
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		4,796	4,313	4,189
General and administrative expenses		5,134	3,939	2,306
Operating expenses		9,930	8,252	6,495
Share-based Compensation
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		1,713	295	218
General and administrative expenses		1,895	510	110
Operating expenses		3,608	804	328
Operating Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		22,738	17,616	5,161
General and administrative expenses		10,458	6,615	2,208
Operating expenses		68,059	24,231	7,369
External Service Providers
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		22,256	17,205	4,786
General and administrative expenses		7,695	2,294	1,681
Operating expenses		29,951	19,499	6,467
Other Operating Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		258	184	189
General and administrative expenses		2,700	4,249	478
Operating expenses		2,958	4,433	667
Depreciation of property and equipment
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		106	111	78
General and administrative expenses		19	20	10
Operating expenses		125	132	88
Depreciation of Right-of-Use Assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		118	116	108
General and administrative expenses		44	52	39
Operating expenses		162	SFr 167	SFr 147
Merger and Listing Expense
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Operating expenses	[1]	SFr 34,863

[1]	Merger and listing expense is presented separately from research and development or general and administrative expenses on the consolidated statements of loss. The item relates to the BCA and is non-recurring in nature, representing a share-based payment made in exchange for a listing service.